Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Commercialization revenue received	$ 6,776	$ 7,480	$ 9,980
Government grants and tax incentives and credits received	3,819	1,118	24
Payments to suppliers and employees (inclusive of goods and services tax)	(60,835)	(72,683)	(75,769)
Interest received	1,778	796	7
Income taxes received /(paid)	4	20	(24)
Net cash (outflows) in operating activities	(48,458)	(63,269)	(65,782)
Cash flows from investing activities
Investment in fixed assets	(271)	(264)	(157)
Receipts from investment in sublease	234	120	0
Payments for licenses	(60)	(50)	(75)
Net cash (outflows) in investing activities	(97)	(194)	(232)
Cash flows from financing activities
Proceeds from borrowings	0	0	51,919
Repayment of borrowings	(10,000)	0	(55,458)
Payment of transaction costs from borrowings	(1,559)	(574)	(5,527)
Interest and other costs of finance paid	(5,717)	(6,014)	(6,084)
Proceeds from issue of shares	65,406	88,635	209
Proceeds from issue of warrants	0	0	8,081
Payments for share issue costs	(4,356)	(4,889)	(222)
Payments for lease liabilities	(3,522)	(2,656)	(2,788)
Net cash inflows/(outflows) by financing activities	40,252	74,502	(9,870)
Net increase/(decrease) in cash and cash equivalents	(8,303)	11,039	(75,884)
Cash and cash equivalents at beginning of period	71,318	60,447	136,881
FX (loss)/gain on the translation of foreign bank accounts	(55)	(168)	(550)
Cash and cash equivalents at end of period	$ 62,960	$ 71,318	$ 60,447